CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 295	$ 543
Accounts receivable, net	36,687	37,480	29,523
Inventories, net	41,546	39,968	33,393
Prepaid expenses and other current assets	1,568	1,910	1,291
Deferred income taxes	2,176	2,176	1,814
Total current assets	82,272	82,077	66,021
Property, plant & equipment, net	7,828	7,145	3,611
Other noncurrent assets	1,373	1,543	1,451
TOTAL ASSETS	91,473	90,765	71,083
Current liabilities
Accounts payable	22,107	26,579	27,574
Income taxes payable	1,988	1,074	564
Accrued liabilities	4,346	5,011	4,015
Revolving line of credit			19,666
Current maturities of long-term debt			23
Total current liabilities	28,441	32,664	51,842
LONG-TERM OBLIGATIONS
Revolving line of credit	31,945	30,942
Deferred income taxes	136	136	490
Long-term debt, net of current maturities			41
Private placement warrants	7,055	3,666	3,270
Other noncurrent liabilities	628	623	116
TOTAL LIABILITIES	68,205	68,031	55,759
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Series A convertible preferred stock - $0.001 par value. Authorized: 114,000 shares. Issued and outstanding: -0- shares at December 31, 2012 and 2011.
Common stock - $0.001 par value. Authorized: 50,000,000 shares. Issued: 10,047,546 and 9,909,212 shares at March 31, 2013 and December 31, 2012, respectively. Outstanding: 9,216,621 and 9,078,287 at March 31, 2013 and December 31, 2012, respectively.	10	10	10
Additional paid-in-capital	14,323	10,862	10,154
Retained earnings	13,185	16,112	9,410
Treasury stock, at cost, 830,925 shares at December 31, 2012 and 2011.	(4,250)	(4,250)	(4,250)
TOTAL STOCKHOLDERS' EQUITY	23,268	22,734	15,324
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 91,473	$ 90,765	$ 71,083